Unaudited Interim Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 2,056,233	$ 5,393,848
Accounts receivable	9,582,547	10,112,638
Inventories	514,635	769,584
Prepaid expenses and other assets	10,990,432	6,032,074
Note receivable	2,575,000	3,075,000
Total current assets	25,742,558	25,394,951
Non-current Assets
Leasehold improvements and equipment, net	897,287	896,539
Right of use assets – operating lease	2,323,395	2,690,521
Intangible assets	876,509	1,251,180
Total Assets	29,839,749	30,233,191
Current Liabilities
Accounts payable	11,723,095	11,058,508
Deferred revenue	1,979,904	1,859,990
Other current liabilities	6,232,434	6,110,738
Loans payable	407,115	512,435
Convertible notes payable	1,187,143	1,901,600
Operating lease liability	664,444	708,953
Total Current Liabilities	22,219,379	22,178,153
Non-current Liabilities
Loans payable	178,201	204,758
Operating lease liability	1,874,617	2,194,553
Total Liabilities	24,272,197	24,577,464
Commitments and contingencies
Shareholders’ Equity
Ordinary stock (260,000,000,000 shares authorized, $0.000000385 par value, 61,571,956 shares and 52,381,600 shares issued and outstanding as of June 30, 2024 and December 31, 2023, respectively)	24	20
Additional paid-in capital	31,992,466	29,287,795
Accumulated deficit	(26,398,567)	(23,484,274)
Accumulated other comprehensive Income (loss)	46,468	(93,154)
Total Shareholders’ Equity to shareholders of Webuy Global Ltd	5,640,391	5,710,387
Deficit attributable to non-controlling interests	(72,839)	(54,660)
Total Shareholders’ Equity	5,567,552	5,655,727
Total Liabilities and Shareholders’ Equity	29,839,749	30,233,191
Related Party
Current Assets
Amount due from related parties	23,711	11,807
Current Liabilities
Amount due to a related party	$ 25,244	$ 25,929